Shareholder Report, Average Annual Return (Details) 193825_Innovator Emerging Markets Power Buffer ETF - January_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	70 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Innovator Emerging Markets Power Buffer ETF™ - January
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Innovator Emerging Markets Power Buffer ETF - January NAV
Average Annual Return, Percent	8.19%	4.15%	3.85%
MSCI EM (EMERGING MARKETS) Net (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EM (EMERGING MARKETS) Net (USD)
Average Annual Return, Percent	27.91%	7.46%	6.52%
MSCI EM (EMERGING MARKETS) Price (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EM (EMERGING MARKETS) Price (USD)
Average Annual Return, Percent	25.19%	4.90%	4.00%